INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 899	$ 1,054	$ 966
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	958	1,138
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (59)	$ (84)